UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008
Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):     [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      HS Management Partners, LLC
Address:   598 Madison Ave; 14th Floor
           New York, NY  10022

Form 13F File Number: 28-(assigned by Edgar)
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature, Place, and Date of Signing:

Ronald R. Staib               New York, NY 10022          02/03/09
[Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $158,694


                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBOTT LAB COM                 COM              002824100     4904   91890 SH       SOLE              91890      0    0
ADOBE SYS INC DEL COM          COM              00724f101     3361  157870 SH       SOLE             157870      0    0
AMAZON.COM INC COM             COM              23135106      3983   77665 SH       SOLE              77665      0    0
CAMPBELL SOUP CO COM           COM              134429109     7742  257975 SH       SOLE             257975      0    0
COCA COLA CO COM               COM              191216100    13395  295890 SH       SOLE             295890      0    0
DIAGEO PLC SPONSORED ADR NEW   SPONSORED ADR    25243Q205    11953  210660 SH       SOLE             210660      0    0
DISNEY WALT CO COM             COM              254687106     9135  402609 SH       SOLE             402609      0    0
ECOLAB INC COM                 COM              278865100     3451   98170 SH       SOLE              98170      0    0
GOOGLE INC CL A                COM              38259P508    14070   45734 SH       SOLE              45734      0    0
KELLOGG CO COM                 COM              487836108     8582  195705 SH       SOLE             195705      0    0
MARVEL ENTMT INCCOM            COM              57383T103     8750  284540 SH       SOLE             284540      0    0
MC DONALDS CORP COM            COM              580135101    11464  184335 SH       SOLE             184335      0    0
NETFLIX COM INCCOM             COM              64110L106     2019   67532 SH       SOLE              67532      0    0
NOKIA CORP SPONSORED ADR       SPONSORED ADR    654902204     6880  441040 SH       SOLE             441040      0    0
SCHWAB CHARLES CORP COM NEW    COM              808513105     2677  165525 SH       SOLE             165525      0    0
SCRIPPS NETWORKS INTERACTIVE   COM              811065101     9417  428061 SH       SOLE             428061      0    0
INC CL A COM STK
STARBUCKS CORP COM             COM              855244109     8522  900890 SH       SOLE             900890      0    0
TIME WARNER INC NEW COM        COM              887317105     4947  491775 SH       SOLE             491775      0    0
VISA INC COM CL A STK          COM              92826C839     3081   58750 SH       SOLE              58750      0    0
WAL-MART STORES INC COM        COM              931142103    12758  227585 SH       SOLE             227585      0    0
WESTERN UNION CO               COM              959802109     7604  530250 SH       SOLE             530250      0    0